Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2015
Subsidiaries Included In Consolidated Financial Statements [Abstract]
Subsidiaries Included in the Consolidated Financial Statements [Table Text Block]

Statement of operations
	Company Name	Country of Incorporation	Nature / Vessel Name	2015	2014	2013
1	Altius Marine S.A.	Marshall Islands	Dissolved (1)	—	—	—
2	Fortius Marine S.A.	Marshall Islands	Dissolved (1)	—	—	—
3	Ermina Marine Ltd.	Marshall Islands	Dissolved (2)	—	—	—
4	Chinook Waves Corporation	Marshall Islands	Dissolved (3)	—	—	—
5	Compass Overseas Ltd.	Bermuda	Dissolved (4)	—	—	—
6	Compassion Overseas Ltd.	Bermuda	Shipping type company (4)	—	—	—
7	Australia Holdings Ltd.	Liberia	Annulled (5)	—	—	—
8	Brazil Holdings Ltd.	Liberia	Shipping type company	—	—	—
9	China Holdings Ltd.	Liberia	Dissolved (6)	—	—	—
10	Curby Navigation Ltd.	Liberia	Annulled (7)	—	—	—
11	Newlead Victoria Ltd.	Liberia	M/V Newlead Victoria	1/1/2015 — 12/31/2015	1/1/2014 — 12/31/2014	1/1/2013 — 12/31/2013
12	Grand Venetico Inc.	Marshall Islands	Annulled (8)	—	—	—
13	Grand Oceanos Inc.	Liberia	Revoked (9)	—	—	—
14	Grand Rodosi Inc.	Liberia	Annulled (10)	—	—	—
15	Challenger Enterprises Ltd.	Liberia	Revoked (11)	—	—	—
16	Crusader Enterprises Ltd.	Liberia	Revoked (11)	—	—	—
17	Newlead Shipping S.A.	Panama	Management company	—	—	—
18	Newlead Bulkers S.A.	Liberia	Management company	—	—	—
19	AMT Management Ltd.	Marshall Islands	Management company	—	—	—
20	Newlead Holdings (US) Corp. (ex Newlead Holdings (ex Aries Maritime) (US) LLC)	Delaware, USA	Operating company (12)	—	—	—
21	Leading Marine Consultants Inc.	Marshall Islands	Dissolved (13)	—	—	—
22	Grand Esmeralda Inc.	Liberia	Revoked (14)	—	—	—
23	Grand Markela Inc.	Liberia	Vessel Owning company (15)	1/1/2015— 12/31/2015	1/1/2014 — 12/31/2014	1/1/2013 — 12/31/2013
24	Grand Spartounta Inc.	Marshall Islands	Dissolved (16)	—	—	—
25	Newlead Progress Inc.	Marshall Islands	Dissolved (17)	—	—	—
26	Newlead Prosperity Inc.	Marshall Islands	Annulled (18)	—	—	—
27	Grand Affection S.A.	Marshall Islands	Dissolved (19)	—	—	—
28	Grand Affinity S.A.	Marshall Islands	Dissolved (20)	—	—	—
29	Grand Victoria Pte Ltd.	Singapore	Dormant company	—	—	—
30	Newlead Bulker Holdings Inc.	Marshall Islands	Sub-holding company	—	—	—
31	Newlead Tanker Holdings Inc.	Marshall Islands	Dissolved (21)	—	—	—
32	Trans Continent Navigation Ltd.	Malta	Dormant company	—	—	—
33	Trans State Navigation Ltd.	Malta	Dormant company	—	—	—
34	Bora Limited	British Virgin Islands	Dormant Company	—	—	—
35	Newlead Trading Inc.	Liberia	Annulled (22)	—	—	—
36	New Lead JMEG LLC	Delaware, USA	Trading company (23)	—	—	—
37	Newleadjmeg Inc.	Marshall Islands	Dormant company (24)	—	—	—
38	NewLead Mojave Holdings LLC	Delaware, USA	Operating company (25)	—	—	—
39	Ocean Hope Shipping Ltd.	Malta	Dormant company	—	—	—
40	Mines Investments Corp.	Marshall Islands	Sub-Holding company (26)	1/1/2015 — 12/31/2015	1/1/2014 — 12/31/2014	2/12/2013 — 12/31/2013
41	Mine Investments LLC	Delaware, USA	Coal operating company (27)	1/1/2015 — 12/31/2015	1/1/2014 — 12/31/2014	2/15/2013 — 12/31/2013
42	Five Mile Investment LLC	Delaware, USA	Coal operating company (27)	1/1/2015 — 12/31/2015	1/1/2014 — 12/31/2014	2/15/2013 —12/31/2013
43	Elk Valley Investment LLC	Delaware, USA	Coal operating company (27)	1/1/2015 — 12/31/2015	1/1/2014 — 12/31/2014	2/15/2013 — 12/31/2013
44	Viking Acquisition Group LLC	Kentucky, USA	Coal operating company (28)	1/1/2015 — 12/31/2015	1/1/2014 — 12/31/2014	9/13/2013 — 12/31/2013
45	Coal Essence Mine LLC	Kentucky, USA	Coal operating company (29)	1/1/2015 — 12/31/2015	1/1/2014 — 12/31/2014	12/10/2013 — 12/31/2013
46	Coal Essence Prep Plant LLC	Kentucky, USA	Coal operating company (30)	1/1/2015 — 12/31/2015	1/1/2014 — 12/31/2014	12/5/2013 — 12/31/2013
47	Viking Prep Plant LLC	Kentucky, USA	Coal operating company (31)	1/1/2015 — 12/31/2015	1/1/2014 — 12/31/2014	12/9/2013 —12/31/2013
48	Newlead Albion S.A.	Marshall Islands	Bareboat Charterer (32)	1/1/2015 — 12/31/2015	3/10/2014 — 12/31/2014	—
49	Newlead Handies Inc.	Marshall Islands	Sub-Holding Company	1/1/2015 — 12/31/2015	3/10/2014 — 12/31/2014	—
50	Newlead Venetico Ltd.	Marshall Islands	Bareboat Charterer (33)	1/1/2015 — 12/31/2015	3/10/2014 — 12/31/2014	—
51	NewLead Bitumen Tankers Ltd.	Marshall Islands	Sub-Holding Company (34)	1/1/2015 — 12/31/2015	10/10/2014 — 12/31/2014	—
52	Newlead Soltero Inc.	Marshall Islands	Bareboat Charterer (35)	1/1/2015 — 12/31/2015	11/11/2014 — 12/31/2014	—
53	Newlead Semillero Inc.	Marshall Islands	Bareboat Charterer (36)	1/1/2015 — 12/31/2015	11/11/2014 — 12/31/2014	—
54	Newlead Granadino Inc.	Marshall Islands	Shipping type company (37)	1/1/2015 — 12/31/2015	11/13/2014 — 12/31/2014	—
55	Newlead Hojuedo Inc.	Marshall Islands	Shipping type company (37)	1/1/2015 — 12/31/2015	11/13/2014 — 12/31/2014	—
56	Newlead Silletero Inc.	Marshall Islands	Shipping type company (37)	1/1/2015 — 12/31/2015	11/13/2014 — 12/31/2014	—
57	Nepheli Marine Company	Liberia	MT Sofia (38)	1/1/2015 — 12/31/2015	11/24/2014 — 12/31/2014	—
58	Kastro Compania Naviera S.A.	Liberia	MT Nepheli (38)	1/1/2015 — 12/31/2015	11/24/2014 — 12/31/2014	—
59	Aeolus Compania Naviera S.A.	Liberia	MT Newlead Granadino (38)	1/1/2015 — 12/31/2015	11/24/2014 — 12/31/2014	—
60	Newlead Castellano Ltd.	Liberia	M/V Newlead Castellano (39)	1/1/2015 — 12/31/2015	7/17/2014 — 12/31/2014	—
61	Newlead Shipping LLC	State Nevada	Operating company	8/25/2015 — 12/31/2015	—	—
62	Newlead Bulkers LLC	State Nevada	Operating company	8/25/2015 — 12/31/2015	—	—
63	Newlead Holdings LLC	State Nevada	Operating company	8/25/2015 — 12/31/2015	—	—